UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity - Equity Funds 60.4%
DWS Capital Growth Fund "Institutional" (a)	42,980	3,269,461
DWS Core Equity Fund "Institutional" (a)	1,304,931	31,213,956
DWS EAFE Equity Index Fund "Institutional" (a)	679,086	10,274,573
DWS Emerging Markets Equity Fund "Institutional" (a)	256,447	4,249,330
DWS Equity 500 Index Fund "Institutional" (a)	139,120	30,348,984
DWS Global Equity Fund "Institutional" (a)	421,616	3,503,628
DWS Global Growth Fund "Institutional" (a)	90,752	2,706,225
DWS Global Small Cap Fund "Institutional" (a)	164,371	7,575,869
DWS Latin America Equity Fund "S" (a)	7,368	213,757
DWS RREEF Global Infrastructure Fund "Institutional" (a)	67,260	1,004,189
DWS RREEF Real Estate Securities Fund "Institutional" (a)	44,222	1,005,598
DWS Small Cap Core Fund "S" (a)	252,863	6,731,213
DWS Small Cap Growth Fund "S" (a)	27,871	879,063
DWS Small Cap Value Fund "Institutional" (a)	11,316	316,178
DWS World Dividend Fund "Institutional" (a)	53,221	1,634,426

Total Equity - Equity Funds (Cost $82,214,223)		104,926,450
Exchange-Traded Funds 4.3%
db X-trackers MSCI Europe Hedged Equity Fund (b)	48,500	1,351,695
SPDR Barclays Convertible Securities Fund	123,570	6,111,772

Total Exchange-Traded Funds (Cost $6,321,329)		7,463,467
Fixed Income - Bond Funds 32.5%
DWS Core Fixed Income Fund "Institutional" (a)	1,268,006	12,603,980
DWS Core Plus Income Fund "Institutional" (a)	196,537	2,165,841
DWS Enhanced Commodity Strategy Fund "Institutional"* (a)	136,037	2,175,236
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	374,675	4,065,220
DWS Enhanced Global Bond Fund "S" (a)	372,981	3,688,786
DWS Floating Rate Fund "Institutional" (a)	353,456	3,333,086
DWS Global Inflation Fund "Institutional" (a)	450,840	4,639,141
DWS High Income Fund "Institutional" (a)	219,925	1,115,021
DWS Short Duration Fund "S" (a)	1,098,408	10,105,358
DWS U.S. Bond Index Fund "Institutional" (a)	1,221,722	12,437,131

Total Fixed Income - Bond Funds (Cost $56,319,967)		56,328,800
Market Neutral Fund 1.2%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $2,242,726)	241,377	2,104,805
Fixed Income - Money Market Fund 1.8%
Central Cash Management Fund, 0.05% (a) (c) (Cost $3,056,984)	3,056,984	3,056,984

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $150,155,229) †	100.2	173,880,506
Other Assets and Liabilities, Net	(0.2)	(302,969)

Net Assets	100.0	173,577,537

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $151,410,603.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $22,469,903.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,714,631 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,244,728.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2014 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 5/31/2014
db X-trackers MSCI Europe Hedged Equity Fund	—	2,281,030	935,696	(10,854)	—	—	1,351,695
db X-trackers MSCI Japan Hedged Equity Fund	—	1,567,371	1,553,363	(14,009)	—	—	—
DWS Capital Growth Fund	4,582,122	319,680	2,175,858	644,933	19,027	188,753	3,269,461
DWS Core Equity Fund	19,896,696	12,051,031	3,353,307	(16,781)	197,224	1,831,807	31,213,956
DWS Core Fixed Income Fund	19,255,841	889,589	8,004,949	(335,543)	382,933	—	12,603,980
DWS Core Plus Income Fund	—	2,159,930	—	—	5,430	—	2,165,841
DWS Diversified Market Neutral Fund	1,760,386	679,103	152,267	(8,275)	—	194,603	2,104,805
DWS EAFE Equity Index Fund	15,976,072	1,280,292	8,973,900	955,482	329,048	—	10,274,573
DWS Emerging Markets Equity Fund	5,185,471	654,432	2,010,600	(72,819)	42,116	—	4,249,330
DWS Enhanced Commodity Strategy Fund	1,809,383	1,386,500	1,042,271	(288,581)	—	—	2,175,236
DWS Enhanced Emerging Markets Fixed Income Fund	1,732,292	2,244,409	109,896	(5,210)	66,009	—	4,065,220
DWS Enhanced Global Bond Fund	3,540,062	313,295	275,692	(7,888)	105,330	25,365	3,688,786
DWS Equity 500 Index Fund	32,219,540	447,271	7,608,075	1,621,022	447,271	—	30,348,984
DWS Floating Rate Fund	1,793,006	2,235,054	690,273	1,097	90,254	—	3,333,086
DWS Global Equity Fund	4,437,427	182,092	1,690,372	290,499	68,792	—	3,503,628
DWS Global Growth Fund	1,714,980	3,506,743	2,923,955	91,074	27,943	—	2,706,225
DWS Global High Income Fund	1,801,017	19,203	1,864,261	60,702	19,511	—	—
DWS Global Inflation Fund	5,688,144	2,266,824	3,484,500	(332,410)	55,624	—	4,639,141
DWS Global Small Cap Growth Fund	—	8,346,128	612,552	(37,011)	17,316	250,312	7,575,869
DWS High Income Fund	2,257,390	198,024	1,407,446	82,357	72,124	—	1,115,021
DWS International Fund	1,983,163	—	2,185,802	286,173	—	—	—
DWS Latin America Equity Fund	—	518,930	235,700	(61,135)	4,982	27,591	213,757
DWS Large Cap Focus Growth Fund	611,440	—	678,209	291,539	—	—	—
DWS Large Cap Value Fund	2,219,378	11,998	2,377,407	1,009,876	11,998	—	—
DWS RREEF Global Infrastructure Fund	—	994,100	—	—	—	—	1,004,189
DWS RREEF Real Estate Securities Fund	—	994,100	—	—	—	—	1,005,598
DWS Short Duration Fund	4,947,064	11,730,537	6,576,371	(21,120)	181,036	—	10,105,358
DWS Small Cap Core Fund	6,943,154	788,491	1,906,377	242,633	30,626	85,165	6,731,213
DWS Small Cap Growth Fund	—	1,180,165	265,100	5,931	—	38,065	879,063
DWS Small Cap Value Fund	—	914,221	496,015	1,117	4,249	122,372	316,178
DWS Technology Fund	982,509	—	1,063,279	442,485	—	—	—
DWS U.S. Bond Index Fund	22,204,079	1,903,165	11,135,577	(987,053)	395,183	855,409	12,437,131
DWS World Dividend Fund	—	1,681,796	166,456	(1,693)	10,196	—	1,634,426
Central Cash Management Fund	6,092,349	39,914,819	42,950,183	—	1,782	—	3,056,984
Total	169,632,965	103,660,323	118,905,709	3,826,538	2,586,004	3,619,442	167,768,734

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$104,926,450	$—	$—	$104,926,450
Exchange-Traded Funds	7,463,467	—	—	7,463,467
Bond Funds	56,328,800	—	—	56,328,800
Market Neutral Fund	2,104,805	—	—	2,104,805
Money Market Fund	3,056,984	—	—	3,056,984
Total	$173,880,506	$—	$—	$173,880,506

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014